787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 20, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Capital Appreciation Fund, Inc.

(File No. 33-47875 and File No. 811-06669)

Ladies and Gentlemen:

On behalf of BlackRock Capital Appreciation Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 14, 2013, to the Prospectus, dated January 28, 2013, for the Fund. The purpose of the filing is to submit the 497(e) filing dated February 20, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC